SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Disclosure Of Entity's Operating Segments [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
Operating segments are components of the Company that engage in business activities from which it may incur expenses, for which discrete financial information is available and whose operating results are evaluated regularly by the Company's Chief Operating Decision Maker ("CODM") to make decisions about resources to be allocated to the segment and assess its performance. The Executive Members of the Board of Directors are considered the CODM.
CODM reviews the Company's results under four operating segments based on a combination of the products that the Company has launched - RUCONEST® and Joenja®, and the main geographies where sales are consummated - focused on the U.S. and reporting, in aggregate, Europe and Rest of the World ("RoW"). The four operating segments correspond to each of its four reportable segments for financial reporting purposes.
The CODM reviews revenues and gross profit to assess the performance of their operating segments. The CODM does not review financial information on a segmental basis below gross profit, and balance sheet information is not allocated to the company's reportable segments. There are no intersegment sales.
Total revenues and gross profit per each operating and reportable segment for the period ended for the years ended December 31, 2025, 2024 and 2023 are:

Amounts in $ ‘000	2025			2024			2023
	RUCONEST®	Joenja®	Total	RUCONEST®	Joenja®	Total	RUCONEST®	Joenja®	Total
Revenues:
US	311,672	50,074	361,746	246,649	40,500	287,149	221,213	17,894	239,107
Europe and RoW	6,249	8,139	14,388	5,590	4,461	10,051	5,921	288	6,209
Total revenues	317,921	58,213	376,134	252,239	44,961	297,200	227,134	18,182	245,316
Gross profit:
US	284,542	39,775	324,317	221,093	35,136	256,229	202,441	15,417	217,858
Europe and RoW	(926)	7,243	6,317	1,126	4,446	5,572	2,026	220	2,246
Total gross profit	283,616	47,018	330,634	222,219	39,582	261,801	204,467	15,637	220,104

Non-current assets (excluding deferred tax assets) with a carrying amount of $163.9 million are located in the Netherlands and $5.6 million are located outside the Netherlands.